Share Capital (Tables)	12 Months Ended
Jan. 31, 2025
Share Capital
Schedule of common shares outstanding

	January 31,	January 31,	January 31,
(thousands of shares)	2025	2024	2023
Balance, beginning of year	85,183	84,820	84,756
Shares issued:
Stock options and share units exercised	423	363	64
Issuance of common shares	-	—	—
Acquisitions (Note 3)	-	—	—
Balance, end of year	85,606	85,183	84,820